Term Deposits And Cash And Cash Equivalents - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Restricted cash held at banks	¥ 11	¥ 31